Share-Based Compensation Expenses (Details) - Schedule of Estimated Fair Value of Binomial Option Pricing Model		12 Months Ended
	Jan. 03, 2017	Dec. 31, 2023	Dec. 31, 2019
Schedule of Estimated Fair Value of Binomial Option Pricing Model [Line Items]
Expected volatility		59.27%
Expected dividends
Risk-free interest rate		2.08%
Expected term (in years)
Expected life (in years)		1 year
(2018 Option) [Member]
Schedule of Estimated Fair Value of Binomial Option Pricing Model [Line Items]
Expected volatility	40.00%
Expected dividends
Risk-free interest rate	3.10%
Expected term (in years)	5 years
Expected life (in years)	6 years
(2019 Option) [Member]
Schedule of Estimated Fair Value of Binomial Option Pricing Model [Line Items]
Expected volatility			41.52%
Expected dividends
Risk-free interest rate			3.12%
Expected term (in years)			5 years
Expected life (in years)			8 years